Note 4 - Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
4.         Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2016	2015

Customer advance payments	$1,418	$20
Accrued professional fees	432	388
Accrued bonuses	164	613
Accrued vacation	121	68
Accrued clinical trial costs	89	112
Other accruals	184	92
Total accrued liabilities	$2,408	$1,293

5.	Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2015 and 2014 (in thousands):

	December 31, 2015	December 31, 2014

Accrued professional fees	$388	$117
Accrued clinical trial costs	112	-
Accrued bonuses	613	-
Accrued vacation	68	86
Other accruals	112	20
Total accrued liabilities	$1,293	$223